Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ (311,388)	$ 1,018,768	$ 3,658,972	$ 4,654,574
Other comprehensive income (loss), net	108	5,389	377	(1,317)
Cancellation of Predecessor equity	60,343
Ending balance	1,018,768	1,500,627	(311,388)	3,658,972
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(58,012)		(58,389)	(57,072)
Other comprehensive income (loss), net	108	5,389	377	(1,317)
Cancellation of Predecessor equity	57,904
Ending balance		5,389	(58,012)	(58,389)
Noble Finance Company [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(213,392)	1,016,150	3,757,980	4,653,468
Other comprehensive loss before reclassifications	(116)	0	(521)
Amounts reclassified from AOCI	224	5,389	898
Other comprehensive income (loss), net	108	5,389	377	(1,317)
Cancellation of Predecessor equity	1,061,402
Ending balance	1,016,150	1,495,418	(213,392)	3,757,980
Noble Finance Company [Member] | Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(39,737)	0	(40,635)
Other comprehensive loss before reclassifications	0	0	0
Amounts reclassified from AOCI	224	5,389	898
Other comprehensive income (loss), net	224	5,389	898
Cancellation of Predecessor equity	39,513
Ending balance	0	5,389	(39,737)	(40,635)
Noble Finance Company [Member] | Foreign Currency Items
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(18,275)	0	(17,754)
Other comprehensive loss before reclassifications	(116)	0	(521)
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss), net	(116)	0	(521)
Cancellation of Predecessor equity	18,391
Ending balance	0	0	(18,275)	(17,754)
Noble Finance Company [Member] | Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(58,012)	0	(58,389)	(57,072)
Other comprehensive income (loss), net	108	5,389	377	(1,317)
Cancellation of Predecessor equity	57,904
Ending balance	$ 0	$ 5,389	$ (58,012)	$ (58,389)